13000420

File # 1-11267
CERT NYS

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
MAR 0 1 2013
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FirstMerit Corporation, Depositary Shares, each representing a 1/40th Interest in a Share of 5.875% Non-Cumulative Perpetual Preferred Stock, Series A, without par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 28, 2013. Tentative listing date – March 5, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com